Alger Spectra Fund Expense Example - Class Z Shares [Member] - Alger Spectra Fund - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 120
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	$ 1,481